U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

        1     Name and Address of Issuer:
              Princor Utilities Fund, Inc.
              (now known as Principal Utilities Fund, Inc.)
              The Principal Financial Group
              Des Moines, IA  50392-0200

        2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
              -------------------
                      X
              -------------------

        3     Investment Company Act File Number:                 811-07266
              Securities Act File Number:                          33-53062

        4 a   Last day of fiscal  year for which this  notice if filed:
              October 31, 1997

        4 b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
              -------------------
                     N/A
              -------------------
              Note: If the Form is being filed late, interest must be paid on the registration fee due.

        4 c Check box if this is the last time the issuer will be filing this Form.
              -------------------
                     N/A
              -------------------

        5     Calculation of registration fee:

              (i)     Aggregate sale price of securities sold during the
                      fiscal year in reliance on rule 24f-2:                                                   $11,172,687

              (ii)    Aggregate price of shares redeemed or
                      repurchased during the fiscal year:                                17,532,312

              (iii)   Aggregate   price   of   shares   redeemed   or
                      repurchased during any prior fiscal year ending
                      no earlier  than October 11, 1995 that were not
                      previously used to reduce registration fees
                      payable to the Commission:                                            502,222

              (iv)    Total available redemption credits
                      [Add items 5(ii) and 5(iii)]:                                                             18,034,534


              (v)     Net Sales - If Item 5(i) is greater than Item 5(iv)
                      [subtract Item 5(iv) from Item 5(i)]:                                                              0

          ----------------------------------------------------------------------

              (vi)    Redemption  credits available for use in future
                      years -- if Item 5(i) is less  than Item  5(iv)
                      [subtract Item
                      5(iv) from Item 5(i)]"                                             (6,861,847)

          ----------------------------------------------------------------------

              (vii)   Multiplier for determining registration fee (See
                      Instruction c.9):                                                                           0.000295

              (viii)  Registration fee due [Multiply Item 5(v) by Item
                      5(vii)] (enter "0" if no fee is due):                                                           0.00
                                                                                                        ===================

        6     Prepaid Shares
              If the response to Item 5(i) was determined by deducting an amount of securities  that were  registered  under the  Securities Act of
              1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision  of rule 24e-2],  then report the amount of securities
              (number of shares or other units) deducted here: ____________.  If there is a number of shares or other  units  that were  registered pursuant to rule 24e-2  remaining  unsold at the end of the fiscal year for which  this form is filed that are  available  for use by the issuer in future  fiscal  years,  then state the number  here:
              ____________.

        7     Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                         +               0
                                                                                                       -------------------

        8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                      0.00
                                                                                                       ===================

        9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              -------------------
                     N/A
              -------------------

              Method of Delivery:

              -------------------
                     N/A         Wire Transfer
              -------------------
              -------------------
                     N/A         Mail or other means
              -------------------


                                    Signature

              This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



Princor Utilities Fund, Inc. (now known as Principal Utilities Fund, Inc.)



By                  /s/ A. S. Filean
          -----------------------------------------------
          A.S. Filean, Vice President
          and Secretary


Date:                         16th day of January, 1998